Group Statement of Comprehensive Income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
(Loss)/profit for the year	£ (14,189)	£ 6,846	£ 6,974
Other comprehensive (expense)/income
Items that may be reclassified subsequently to profit or loss:	(3,317)	8,506	509
Foreign currency translation and hedges of net investments in foreign operations
– differences on exchange from translation of foreign operations	(4,049)	8,923	32
– reclassified and reported in profit for the year	552	5	291
– net investment hedges - net fair value gains/(losses) on derivatives	236	(578)	75
– net investment hedges - differences on exchange on borrowings	9	(21)	24
Cash flow hedges
– net fair value gains	59	81	95
– reclassified and reported in profit for the year	12	101	32
– tax on net fair value gains in respect of cash flow hedges	(23)	(17)	(32)
Investments held at fair value
– net fair value (losses)/gains	(6)	6	9
Associates – share of OCI, net of tax	(107)	6	(17)
Items that will not be reclassified subsequently to profit or loss:	(57)	201	313
Retirement benefit schemes
– net actuarial (losses)/gains	(106)	316	382
– surplus recognition	24	(39)	(1)
– tax on actuarial losses/(gains) in respect of subsidiaries	30	(95)	(82)
Associates – share of OCI, net of tax	(5)	19	14
Total other comprehensive (expense)/income for the year, net of tax	(3,374)	8,707	822
Total comprehensive (expense)/income for the year, net of tax	(17,563)	15,553	7,796
Attributable to:
Owners of the parent	(17,699)	15,370	7,622
Non-controlling interests	136	183	174
Total comprehensive (expense)/income for the year, net of tax	£ (17,563)	£ 15,553	£ 7,796